Intangible Assets	12 Months Ended
Dec. 29, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

3. Intangible Assets

              The following summarizes the balances of intangible assets as of December 29, 2016 and December 31, 2015 (in thousands):

	2015			2016
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Vendor relationships	10 years	319	(162)	319	(194)
Indefinite-lived intangible assets:
Trade names		109,269	—	109,269	—

		$109,588	$(162)	$109,588	$(194)

              Amortization expense related to amortizable intangible assets for the years ended December 29, 2016, December 31, 2015 and December 25, 2014, was $32 thousand, $327 thousand and $356 thousand, respectively.

              Estimated intangible asset amortization for the next four years is as follows (in thousands):

2017	$32
2018	32
2019	32
2020	29